Employee benefits - Actuarial assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Minimum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Overall long-term rate of return on assets	4.10%	3.20%	3.70%
Maximum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Overall long-term rate of return on assets	5.40%	5.60%	5.70%
Defined benefit plan | Minimum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	4.10%	3.20%	3.70%
Defined benefit plan | Maximum [Member]
Disclosure of net defined benefit liability (asset) [line items]
Discount rate (as a percent)	5.10%	5.70%	6.00%